BORROWINGS (Current and non-current information on borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Bank borrowings, undiscounted cash flows, non-current	$ 1,648,124	$ 1,724,454
Less: debt issue costs, non-current	(11,023)	(8,117)
Non-current borrowings	1,637,101	1,716,337
Bank borrowings, undiscounted cash flows, current	404,390	1,510,820
Less: debt issue costs, current	(4,534)	(5,250)
Current borrowings	399,856	1,505,570
Total Borrowings	$ 2,036,957	$ 3,221,907